Financial Instruments by Category - Summary of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	$ 884,436	$ 940,115
Financial assets at value through profit or loss	185,603	0
Trade receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	90	50,410
Financial assets at value through profit or loss	0
Financial assets included in prepayments, other receivables and other assets
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	43,029	1,067
Financial assets at value through profit or loss	0
Financial assets measured at fair value through profit and loss
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	0
Financial assets at value through profit or loss	185,603
Financial assets at amortized cost
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost		29,937
Lease receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost		94
Time deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	54,016	168,225
Financial assets at value through profit or loss	0
Pledged deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	1,270	1,444
Financial assets at value through profit or loss	0
Cash and cash equivalents
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	786,031	$ 688,938
Financial assets at value through profit or loss	$ 0